Discontinued Operations - Additional Information (Details) - Mar. 03, 2020	EUR (€)	AUD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale of subsidiaries | €	€ 1,790,029
Costs incurred in relation to disposal | $		$ 207,143